Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (14,437,104)	$ (2,093,183)	¥ (4,016,949)	¥ (5,304,082)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(40,503)	(6,586,579)	(311,670)
Net loss attributable to non-controlling interests	157,014	22,765	31,219	4,962
Net loss attributable to ordinary shareholders of NIO Inc	¥ (14,559,445)	$ (2,110,921)	¥ (10,572,309)	¥ (5,610,790)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	1,636,999,280	1,636,999,280	1,572,702,112	1,182,660,948
Weighted-average number of ordinary shares outstanding - diluted	1,636,999,280	1,636,999,280	1,572,702,112	1,182,660,948
Basic net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (8.89)	$ (1.29)	¥ (6.72)	¥ (4.74)
Diluted net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (8.89)	$ (1.29)	¥ (6.72)	¥ (4.74)